Profit Share	9 Months Ended
Sep. 30, 2020
Profit Share [Abstract]
Profit Share

4. PROFIT SHARE

The following table indicates the total profit share earned and accrued during the three and nine months ended September 30, 2020 and 2019. Profit share earned (from Unitholders' redemptions) is credited to the New Profit Memo Account as defined in the Trust’s Declaration of Trust and Trust Agreement (the “Trust Agreement”).

	Three months ended:
	September 30,	September 30,
	2020	2019
Profit share earned	$-	$2,066
Reversal of profit share (1)	-	(50,837)
Profit share accrued	-	56,770
Total profit share	$-	$7,999

	Nine months ended:
	September 30,	September 30,
	2020	2019
Profit share earned	$-	$4,373
Profit share accrued	-	56,770
Total profit share	$-	$61,143

(1) On July 1st